Debt Instruments - Financial assets at fair value through other comprehensive - Restricted assets (Details) - Financial assets at fair value through other comprehensive income category - Debt instruments - MXN ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 119,213	$ 103,095
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 28,932	$ 17,633